Equity (Details 2) (Detail Text)		12 Months Ended						35 Months Ended
	Jan. 26, 2018 share $ / shares shares	Dec. 31, 2020 BRL (R$) share shares	Dec. 31, 2020 BRL (R$) share $ / shares shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2019 BRL (R$) $ / shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 BRL (R$) share shares	Dec. 31, 2020 $ / shares	Oct. 21, 2019 $ / shares	Oct. 30, 2018 USD ($)	Jun. 26, 2018 shares
Disclosure of classes of share capital [line items]
Compensation expenses related to LTIP/R$		R$ (3,834,000)		R$ (38,992,000)
Equity-settled expenses recognized		75,218,000		93,369,000		R$ 299,037,000
Payroll taxes (LTIP)		11,029,000	R$ 11,029,000	7,323,000	R$ 7,323,000			R$ 11,029,000
Expected LTIP tax withholding		41,397,000	41,397,000					41,397,000
Foreign currency gain on conversion		959,000				208,000
Net foreign exchange loss				425,000
Accumulated gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		306,000	306,000					306,000
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax		278,000
Equity valuation adjustments		22,372,000	22,372,000	22,372,000	22,372,000			22,372,000
Purchase of treasury shares		44,775,000		1,735,000		R$ 39,532,000
Sale or issue of treasury shares		0
Treasury shares		(13,609,000)	R$ (13,609,000)	(41,267,000)	R$ (41,267,000)			(13,609,000)			$ (250,000,000)
Treasury shares, average value per share | $ / shares | $ / shares			R$ 16.13		R$ 28.14		$ 20.09
Tax lawsuits classified as possible losses, for which no provision was recognized		R$ 165,862,000	R$ 165,862,000	R$ 67,401,000	R$ 67,401,000			R$ 165,862,000
Treasury shares
Disclosure of classes of share capital [line items]
Purchase of Treasury Shares, Shares | shares		547,543,000		15,000,000		503,642,000
Purchase of treasury shares		R$ 44,775,000		R$ 1,735,000		R$ 39,532,000
Sale or issue of treasury shares, shares | shares		(897,549,000)
Sale or issue of treasury shares		R$ (72,433,000)		0		R$ 0
Treasury shares, shares | shares		(168,636,000)	(168,636,000)					(168,636,000)
Treasury shares		R$ (13,609,000)	R$ (13,609,000)					R$ (13,609,000)
Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
Percentage of stock		3.00%	3.00%					3.00%
Shares granted | share		(1,058,509)						(6,960,139)
Shares outstanding | share		(5,149,671)	(5,149,671)					(5,149,671)
Common shares
Disclosure of classes of share capital [line items]
Common Shares | shares		329,016,372,000	329,016,372,000					329,016,372,000
Common shares, per value/$ per shares | $ / shares									$ (0.025000)
Class A common shares | Share-based long-term incentive plan(LTIP)
Disclosure of classes of share capital [line items]
share price per share | $/ shares | $ / shares	$ 21.50
LTIP exercised | share	(1,823,727)
Class A common shares | Shares offered by PagSeguro Digital
Disclosure of classes of share capital [line items]
Common shares, per value/$ per shares | $ / shares										$ (39.00)
Global offering of shares | shares	(50,925,642)											(11,550,000)
R2TECH [Member]
Disclosure of classes of share capital [line items]
Equity valuation adjustments		R$ (11,663)	R$ (11,663)	(11,663)	(11,663)			R$ (11,663)
BIVA [Member]
Disclosure of classes of share capital [line items]
Equity valuation adjustments		R$ (10,709)	R$ (10,709)	R$ (10,709)	R$ (10,709)			R$ (10,709)